Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Parentheticals) (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Debt Instruments [Abstract]
Convertible Notes Payable	$ 63,757	$ 63,757